Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2018-1

   Class A-1  1.70000 % Asset Backed Notes

Class A-2A  2.08 % Asset Backed Notes

       Class A-2B  Floating Rate Asset Backed Notes

Class A-3  2.32 % Asset Backed Notes

Class A-4  2.46 % Asset Backed Notes

Class B  2.57 % Asset Backed Notes

Class C  2.77 % Asset Backed Notes

Class D  0.00 % Asset Backed Notes

 Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2018-1, as Issuer, GM Financial, as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Trust Collateral Agent, dated as of January 18, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	09/01/2018
Monthly Period Ending:	09/30/2018
Prev. Distribution/Close Date:	09/17/2018
Distribution Date:	10/16/2018
Days of Interest for Period:	29
Days in Collection Period:	30
Transaction Month:	9

			Closing	Original	Original Adjusted
Purchases	Units	Start Date	Date	Pool Balance	Pool Balance
Initial Purchase	46,634	12/01/2017	01/18/2018	$1,346,226,236	$1,261,980,248

Total	46,634			$1,346,226,236	$1,261,980,248

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance		{1}	$1,010,732,933

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period	{2}	21,360,004
{3} Collections on Receivables paid off during period	{3}	9,868,635
{4} Receivables becoming Liquidated Receivables during period	{4}	374,247
{5} Receivables becoming Purchased Receivables during period	{5}	0
{6} Other Receivables adjustments	{6}	0

{7} Total Monthly Principal Amounts		{7}	31,602,886

{8} End of period Aggregate Principal Balance		{8}	$979,130,047

{9} Pool Factor		{9}	72.7314638%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10} Beginning of period Aggregate Principal Balance	{10}	1,010,732,933
{11} Beginning of period Yield Supplement Overcollateralization Amount	{11}	56,335,104
{12} Beginning of period Aggregate Adjusted Principal Balance		{12}	$954,397,829

{13} End of period Aggregate Principal Balance	{13}	979,130,047
{14} End of period Yield Supplement Overcollateralization Amount	{14}	53,672,463
{15} End of period Aggregate Adjusted Principal Balance		{15}	$925,457,584

{16} Reduction in Aggregate Adjusted Principal Balance		{16}	28,940,245

MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17} Original Note Balance	{17}	$261,000,000	$364,000,000	$75,000,000	$384,000,000	$104,150,000

{18} Beginning of period Note Balance	{18}	$0	$320,144,405	$65,963,820	$384,000,000	$104,150,000

{19} Priority Principal Amount	{19}	0	3,068,413	632,228	0	0
{20} Noteholder’s Principal Distributable Amount	{20}	0	20,927,599	4,312,005	0	0

{21} End of period Note Balance	{21}	$0	$296,148,393	$61,019,587	$384,000,000	$104,150,000

{22} Note Pool Factors	{22}	0.0000000%	81.3594486%	81.3594493%	100.0000000%	100.0000000%

		Class B	Class C	Class D	TOTAL
		$20,190,000	$18,930,000	$15,780,000	$1,243,050,000

{23} Beginning of period Note Balance	{23}	$20,190,000	$18,930,000	$15,780,000	$929,158,225

{24} Priority Principal Amount	{24}	0	0	0	3,700,641
{25} Noteholder’s Principal Distributable Amount	{25}	0	0	0	25,239,604

{26} End of period Note Balance	{26}	$20,190,000	$18,930,000	$15,780,000	$900,217,980

{27} Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	72.4200941%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning Note	Interest	Interest			Calculated
	Class	Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$0	0	1.70000%	29	Actual days/360	$0
{29}	Class A - 2A	$320,144,405	0	2.08000%	30	30/360	554,917
{30}	Class A - 2B	$65,963,820	0	2.24844%	29	Actual days/360	119,477
{31}	Class A - 3	$384,000,000	0	2.32000%	30	30/360	742,400
{32}	Class A - 4	$104,150,000	0	2.46000%	30	30/360	213,508
{33}	Class B	$20,190,000	0	2.57000%	30	30/360	43,241
{34}	Class C	$18,930,000	0	2.77000%	30	30/360	43,697
{35}	Class D	$15,780,000	0	0.00000%	30	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{36} Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	31,228,639
{37} Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{37}	2,139,587
{38} Liquidation Proceeds collected during period (net of Fees)	{38}	170,669
{39} Purchase Amounts or amounts from Servicer deposited in Collection Account	{39}	0
{40} Investment Earnings - Collection Account	{40}	47,468
{41} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{41}	4,929
{42} Collection of Supplemental Servicing - Extension Fees	{42}	11,279
{43} Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{43}	12,499
{44} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{44}	20,003
{45} Total Available Funds	{45}		33,635,073

Distributions:
{46} Base Servicing Fee	{46}	842,277
{47} Repo and Recovery Fees - reimbursed to Servicer	{47}	12,499
{48} Bank Service Charges - reimbursed to Servicer	{48}	0
{49} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{49}	20,003
{50} Trustee and Trust Collateral Agent Fees	{50}	417
{51} Asset Representations Reviewer Fee	{51}	0
{52} Owner Trustee Fee	{52}	208
{53} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{53}	0
{54} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{54}	554,917
{55} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{55}	119,477
{56} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{56}	742,400
{57} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{57}	213,508
{58} First Priority Principal Distribution Amount	{58}	0
{59} Class B Noteholders’ Interest Distributable Amount	{59}	43,241
{60} Second Priority Principal Distribution Amount	{60}	0
{61} Class C Noteholders’ Interest Distributable Amount	{61}	43,697
{62} Third Priority Principal Distribution Amount	{62}	0
{63} Class D Noteholders’ Interest Distributable Amount	{63}	0
{64} Fourth Priority Principal Distribution Amount	{64}	3,700,641
{65} To the Reserve Account, the Reserve Account Deposit Amount	{65}	0
{66} To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{66}	25,239,604
{67} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent)	{67}	0
{68} To the Certificateholders, the aggregate amount remaining	{68}	2,102,184
{69} Total Distributions	{69}		$33,635,073

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

Class	(X) Cumulative Note Balance	(Y) Adjusted Pool Balance	Excess of (X) - (Y)	Priority Principal Distribution
{70} First Priority	$874,258,225	$925,457,584	$0	$0
{71} Second Priority	894,448,225	925,457,584	0	0
{72} Third Priority	913,378,225	925,457,584	0	0
{73} Fourth Priority	929,158,225	925,457,584	3,700,641	3,700,641

{74} Total

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:
{75} Excess Total Available Funds			{75}	27,341,788

{76} Beginning Note Balance	{76}	929,158,225
{77} Principal payments	{77}	3,700,641
{78} Pro Forma Note Balance		{78}	925,457,584

{79} Adjusted Pool Balance	{79}	925,457,584
{80} 2% of Original Adjusted Pool Balance ($25,239,604)	{80}	25,239,604
{81} Required Pro Forma Note Balance {79} minus {80}		{81}	900,217,980

{82} Excess of Pro Forma Note Balance over Required Pro Forma Balance {78} minus {81}			{82}	25,239,604

{83} Noteholder’s Principal Distributable Amount (Lesser of {75} and {82})				{83}	$ 25,239,604

RECONCILIATION OF RESERVE ACCOUNT:

					Current
{84} Specified Reserve Balance					$ 3,154,951

{85} Beginning of period Reserve Account balance			{85}		$ 3,154,951

{86} The Reserve Account Deposit, from Collection Account			{86}	0
{87} Investment Earnings			{87}	4,929
{88} Investment Earnings - transferred to Collection Account Available Funds			{88}	(4,929)
{89} Reserve Account Withdrawal Amount			{89}	0

{90} End of period Reserve Account balance			{90}		$ 3,154,951

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{91} Aggregate Principal Balance	{91}	$979,130,047
{92} End of Period Note Balance	{92}	900,217,980
{93} Overcollateralization	{93}	78,912,067
{94} Overcollateralization %	{94}		8.06%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{95} Aggregate Adjusted Principal Balance	{95}	$925,457,584
{96} End of Period Note Balance	{96}	900,217,980
{97} Overcollateralization	{97}	25,239,604
{98} Overcollateralization %	{98}		2.73%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{99} Original Number of Receivables		{99}	46,634
{100} Beginning of period number of Receivables		{100}	0	40,730
{101} Number of Receivables becoming Liquidated Receivables during period		{101}	162	15
{102} Number of Receivables becoming Purchased Receivables during period		{102}	1	0
{103} Number of Receivables paid off during period		{103}	6,283	527
{104} End of period number of Receivables		{104}	40,188	40,188

STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{105} Weighted Average APR of the Receivables	{105}	2.69%	2.61%	2.61%
{106} Weighted Average Remaining Term of the Receivables	{106}	59.00	50.04	49.13
{107} Weighted Average Original Term of Receivables	{107}	66.00	66.00	66.00
{108} Average Receivable Balance	{108}	$28,868	$24,815	$24,364
{109} Net Losses in Period	{109}	$0	$237,759	$203,578
{110} Aggregate Realized Losses	{110}	$0	$1,938,134	$2,141,712
{111} Aggregate Realized Loss Percentage	{111}		0.143%	0.159%
{112} ABS Prepay Speed	{112}		1.3252	1.0456

DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{113} 31-60 days	{113}	230	$5,876,657	0.60%
{114} 61-90 days	{114}	44	1,226,032	0.13%
{115} 91-120 days	{115}	17	347,936	0.04%
{116} Total	{116}	291	$7,450,625	0.77%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{117} Receivables with Scheduled Payment delinquent 61 days or more		{117}	$1,573,968	0.16%

{118} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.10% )		{118}		Yes

EXTENSIONS

{119} Principal Balance of Receivables extended during current period	{119}	$3,334,523
{120} Beginning of Period Aggregate Principal Balance	{120}	1,010,732,933
{121} Extension Rate {119} divided by {120}	{121}		0.33%

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	October 11, 2018

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